Property, plant and equipment - Schedule of Property Plant and Equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 159,608	€ 126,139
Business combinations	12,538	13,301	€ 5,891
Ending balance	204,806	159,608	126,139
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,144	4,523
Ending balance	12,810	4,144	4,523
Plants and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	27,054	21,540
Ending balance	29,194	27,054	21,540
Industrial and commercial equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	33,588	24,800
Ending balance	40,505	33,588	24,800
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	87,418	68,603
Ending balance	109,439	87,418	68,603
Other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,978	1,674
Ending balance	1,956	1,978	1,674
Tangible assets under construction and advances
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,426	4,999
Ending balance	10,902	5,426	4,999
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	596,256	561,299
Additions	99,822	65,600
Disposals	(33,650)	(38,736)
Business combinations	1,014	20,599
Exchange differences	14,400	(13,587)
Reclassifications	(3,974)	1,081
Ending balance	673,868	596,256	561,299
Gross carrying amount | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,581	8,548
Additions	8,884	33
Disposals	0	0
Business combinations	0
Exchange differences	5	0
Reclassifications	(77)	0
Ending balance	17,393	8,581	8,548
Gross carrying amount | Plants and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	161,755	153,863
Additions	8,482	10,812
Disposals	(3,876)	(4,245)
Business combinations	0	238
Exchange differences	(15)	121
Reclassifications	528	966
Ending balance	166,874	161,755	153,863
Gross carrying amount | Industrial and commercial equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	162,500	147,959
Additions	22,812	14,342
Disposals	(16,726)	(8,302)
Business combinations	109	6,781
Exchange differences	4,768	(2,515)
Reclassifications	1,948	4,235
Ending balance	175,411	162,500	147,959
Gross carrying amount | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	251,565	238,190
Additions	47,297	31,390
Disposals	(12,941)	(26,049)
Business combinations	877	12,094
Exchange differences	9,587	(10,812)
Reclassifications	(207)	6,752
Ending balance	296,178	251,565	238,190
Gross carrying amount | Other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,429	7,740
Additions	376	562
Disposals	(86)	(104)
Business combinations	0	1,328
Exchange differences	16	(23)
Reclassifications	375	(3,074)
Ending balance	7,110	6,429	7,740
Gross carrying amount | Tangible assets under construction and advances
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,426	4,999
Additions	11,971	8,461
Disposals	(21)	(36)
Business combinations	28	158
Exchange differences	39	(358)
Reclassifications	(6,541)	(7,798)
Ending balance	10,902	5,426	4,999
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(436,648)	(435,160)
Depreciation	(53,920)	(47,078)
Disposals	(32,827)	(36,712)
Impairment	(3,233)	(915)
Exchange differences	(12,111)	9,793
Reclassifications	4,023	0
Ending balance	(469,062)	(436,648)	(435,160)
Accumulated depreciation | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,437)	(4,025)
Depreciation	(239)	(250)
Disposals	0	0
Impairment	0	0
Exchange differences	(5)	(162)
Reclassifications	98	0
Ending balance	(4,583)	(4,437)	(4,025)
Accumulated depreciation | Plants and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(134,701)	(132,323)
Depreciation	(6,756)	(6,454)
Disposals	(3,845)	(4,101)
Impairment	(108)	4
Exchange differences	7	(92)
Reclassifications	33	63
Ending balance	(137,680)	(134,701)	(132,323)
Accumulated depreciation | Industrial and commercial equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(128,912)	(123,159)
Depreciation	(14,666)	(13,538)
Disposals	(16,320)	(7,840)
Impairment	(1,642)	(406)
Exchange differences	(4,334)	2,195
Reclassifications	(1,672)	(1,844)
Ending balance	(134,906)	(128,912)	(123,159)
Accumulated depreciation | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(164,147)	(169,587)
Depreciation	(31,440)	(26,558)
Disposals	(12,474)	(24,677)
Impairment	(1,483)	(513)
Exchange differences	(7,781)	7,834
Reclassifications	5,638	0
Ending balance	(186,739)	(164,147)	(169,587)
Accumulated depreciation | Other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,451)	(6,066)
Depreciation	(819)	(278)
Disposals	(188)	(94)
Impairment	0	0
Exchange differences	2	18
Reclassifications	(74)	1,781
Ending balance	(5,154)	(4,451)	(6,066)
Accumulated depreciation | Tangible assets under construction and advances
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Depreciation	0	0
Disposals	0	0
Impairment	0	0
Exchange differences	0	0
Reclassifications	0	0
Ending balance	€ 0	€ 0	€ 0